UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21718

                        OPPENHEIMER DIVIDEND GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.4%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.6%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Johnson Controls, Inc. 1                                                      5,100      $     353,124
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Yum! Brands, Inc.                                                             5,800            286,926
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Fortune Brands, Inc.                                                          4,700            352,312
------------------------------------------------------------------------------------------------------
MEDIA--1.6%
McGraw-Hill Cos., Inc. (The)                                                  7,200            367,488
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Target Corp. 1                                                                5,000            273,750
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Home Depot, Inc.                                                              7,800            316,290
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Nike, Inc., Cl. B 1                                                           3,900            315,705
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--11.6%
------------------------------------------------------------------------------------------------------
BEVERAGES--2.0%
PepsiCo, Inc.                                                                 8,400            480,312
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Wal-Mart Stores, Inc.                                                         8,500            391,935
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Wm. Wrigley Jr. Co.                                                           5,800            370,968
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co.                                                         8,500            466,565
------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                    8,000            473,840
                                                                                         -------------
                                                                                               940,405
------------------------------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc. 1                                                          7,400            535,316
------------------------------------------------------------------------------------------------------
ENERGY--10.1%
------------------------------------------------------------------------------------------------------
OIL & GAS--10.1%
Amerada Hess Corp. 1                                                          1,100            170,280
------------------------------------------------------------------------------------------------------
Apache Corp. 1                                                                5,400            407,862
------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                 7,400            439,412
------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                             6,700            420,425
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc. 1                                                         4,300            413,875
------------------------------------------------------------------------------------------------------
Marathon Oil Corp. 1                                                          6,800            522,716
                                                                                         -------------
                                                                                             2,374,570
------------------------------------------------------------------------------------------------------
FINANCIALS--17.4%
------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--10.2%
Bank of America Corp.                                                        14,300            632,489
------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                              21,000            540,120
------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                               11,400            625,062
------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                      13,800            584,016
                                                                                         -------------
                                                                                             2,381,687
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.2%
American Express Co.                                                         10,000            524,500
------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              12,700            591,566


1                        |                      Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Legg Mason, Inc. 1                                                            4,500      $     583,650
                                                                                         -------------
                                                                                             1,699,716
------------------------------------------------------------------------------------------------------
HEALTH CARE--11.6%
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.9%
Wyeth                                                                         9,900            457,875
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Medtronic, Inc.                                                               7,300            412,231
------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.9%
Abbott Laboratories                                                           9,300            401,295
------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                              10,500            594,510
------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                             6,800            391,272
------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                 18,200            467,376
                                                                                         -------------
                                                                                             1,854,453
------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.8%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
General Dynamics Corp. 1                                                      4,100            477,076
------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                     9,500            554,515
                                                                                         -------------
                                                                                             1,031,591
------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--4.1%
FedEx Corp.                                                                   4,700            475,405
------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B 1                                          6,400            479,424
                                                                                         -------------
                                                                                               954,829
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.3%
General Electric Co.                                                         16,900            553,475
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.8%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
QUALCOMM, Inc. 1                                                              7,800            374,088
------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
International Business Machines Corp. 1                                       4,400            357,720
------------------------------------------------------------------------------------------------------
IT SERVICES--1.5%
Automatic Data Processing, Inc.                                               7,900            347,126
------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.3%
Intel Corp.                                                                  13,600            289,272
------------------------------------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                                              16,100            453,215
------------------------------------------------------------------------------------------------------
MATERIALS--3.8%
------------------------------------------------------------------------------------------------------
CHEMICALS--3.8%
Air Products & Chemicals, Inc.                                                7,100            437,999
------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                 8,700            458,316
                                                                                         -------------
                                                                                               896,315
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
AT&T, Inc.                                                                   12,000            311,400
------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                              10,900            313,593
------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                  9,000            284,940
                                                                                         -------------
                                                                                               909,933


2                        |                      Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
UTILITIES--9.8%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--8.2%
Dominion Resources, Inc.                                                      5,000      $     377,650
-------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                  7,200            413,424
-------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                               8,800            367,752
-------------------------------------------------------------------------------------------------------
PPL Corp.                                                                    12,400            373,612
-------------------------------------------------------------------------------------------------------
Southern Co.                                                                 11,100            386,280
                                                                                         --------------
                                                                                             1,918,718
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
SCANA Corp.                                                                   9,300            373,581
                                                                                         --------------
Total Common Stocks (Cost $22,122,976)                                                      22,624,926

                                                                           PRINCIPAL
                                                                              AMOUNT
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.12% in joint repurchase agreement
(Principal Amount/Value $781,426,000, with a maturity value of
$781,521,291) with UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $948,116 on 2/1/06, collateralized by Federal Home
Loan Mortgage Corp., 5%, 12/1/35, with a value of $799,056,396
(Cost $948,000)                                                         $    948,000            948,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $23,070,976)                                 100.5%       23,572,926
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.5)         (112,281)
                                                                        -------------------------------
Net Assets                                                                     100.0%    $  23,460,645
                                                                        ===============================

Footnote to Statement of Investments

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                                  CONTRACTS     EXPIRATION        EXERCISE         PREMIUM
                                            SUBJECT TO CALL          DATES           PRICE        RECEIVED          VALUE
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                       18        3/20/06     $     80.00     $     1,152     $      810
Amerada Hess Corp.                                        4        2/21/06          150.00           1,006          3,120
Apache Corp.                                             23        2/21/06           80.00           1,242          1,610
Apache Corp.                                              6        3/20/06           80.00             504          1,230
General Dynamics Corp.                                    5        2/21/06          120.00             345            325
General Dynamics Corp.                                   15        3/20/06          125.00           1,185            675
International Business Machines Corp.                    21        2/21/06           90.00             714            210
Johnson Controls, Inc.                                   22        2/21/06           80.00           1,407             --
Kinder Morgan, Inc.                                      21        3/20/06          105.00           1,029            840
Legg Mason, Inc.                                          5        2/21/06          130.00             620          1,900
Legg Mason, Inc.                                          8        2/21/06          140.00             392            440
Marathon Oil Corp.                                       16        2/21/06           75.00             864          4,640
Nike, Inc.                                                9        3/20/06           90.00             396            225
QUALCOMM, Inc.                                           32        2/21/06           50.00           1,248          1,120
Target Corp.                                             20        2/21/06           60.00             480            200
United Parcel Service, Inc., Cl. B                       26        2/21/06           80.00           1,014            260
                                                                                               --------------------------
                                                                                               $    13,598     $   17,605
                                                                                               ==========================


3                        |                      Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $23,070,976
Federal tax cost of other investments             (13,599)
                                              ------------
Total federal tax cost                        $23,057,377
                                              ============

Gross unrealized appreciation                 $   769,584
Gross unrealized depreciation                    (271,640)
                                              ------------
Net unrealized appreciation                   $   497,944
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings.When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are


4                        |                      Oppenheimer Dividend Growth Fund

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended January 31, 2006 was as follows:

                                                             CALL OPTIONS
                                              ----------------------------------
                                                NUMBER OF             AMOUNT OF
                                                CONTRACTS              PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
June 30, 2005                                          --           $        --
Options written                                       973                51,269
Options closed or expired                            (603)              (31,118)
Options exercised                                    (119)               (6,553)
                                              ----------------------------------
Options outstanding as of
January 31, 2006                                      251          $     13,598
                                              ==================================


5                        |                      Oppenheimer Dividend Growth Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006